Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1]	$ 29,952	$ 28,666
Credit facility borrowings		73
Junior subordinated notes	[2]	3,430	3,981
Remarketable subordinated notes	[2]	1,386	1,379
Carrying Amount | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2]	11,671	11,346
Carrying Amount | Dominion Energy Gas Holdings, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[3]	7,770	4,300
Credit facility borrowings		73
Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1],[4]	31,045	31,233
Credit facility borrowings	[4]	73
Junior subordinated notes	[2],[4]	3,358	4,102
Remarketable subordinated notes	[2],[4]	1,340	1,446
Estimate of Fair Value | Virginia Electric and Power Company
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2],[4]	12,400	12,842
Estimate of Fair Value | Dominion Energy Gas Holdings, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[3],[4]	7,803	$ 4,480
Credit facility borrowings	[4]	$ 73

[1]	Carrying amount includes amounts which represent, the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments. At December 31, 2018, and 2017, includes the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt of $(20) million and $(22) million, respectively.
[2]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
[3]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium, and foreign currency remeasurement adjustments.
[4]	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.